Income Taxes (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2017	Mar. 31, 2022
Income Tax Disclosure [Abstract]
Operating loss carry forward		$ 16,500	$ 16,500
Operating loss carryforward expiration date		2037	2037
Corporate tax rate				21.00%
Current income tax expenses benefit	$ 3,000	$ 14,900
Liability for Uncertainty in Income Taxes, Current	0	$ 0	$ 0		$ 0
Cumulative income tax benefit	$ 53,000